Summary of Significant Accounting Policies Level 3 Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Inventories [Table Text Block]
Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Property and Equipment [Table Text Block]
Property and equipment consisted of the following asset classes:

	June 30, 2013	December 31, 2012
	(thousands)
Land	$34,992	$35,662
Buildings	88,818	88,129
Improvements	34,731	34,526
Office equipment and vehicles	85,954	80,857
Machinery and equipment	271,166	264,084
Construction in progress	9,928	11,176
	525,589	514,434
Less accumulated depreciation	(264,280)	(248,510)
	$261,309	$265,924

Property and equipment consisted of the following asset classes with the following general range of estimated useful lives:

	December 31, 2012	December 31, 2011	General Range of Estimated Useful Lives in Years
	(thousands)
Land	$35,662	$35,469
Buildings	88,129	84,510	20	-	40
Improvements	34,526	32,645	10	-	15
Office equipment and vehicles	80,857	74,349	3	-	7
Machinery and equipment	264,084	253,933	7	-	12
Construction in progress	11,176	5,812
	514,434	486,718
Less accumulated depreciation	(248,510)	(220,262)
	$265,924	$266,456